Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	$ 59,227	¥ 396,232	¥ 479,410
Unutilized capital allowances and investment allowances	16,082	107,588	107,266
Other unrecognized temporary differences relating to asset impairment and deferred grants	33,312	222,868	230,269
Deferred tax assets have not been recognised	$ 108,621	¥ 726,688	¥ 816,945